Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Communication Services Portfolio
November 30, 2023
BAM-NPRT3-0124
1.810700.119
Common Stocks - 98.6%
	Shares	Value ($)
Broadline Retail - 4.7%
Broadline Retail - 4.7%
Amazon.com, Inc. (a)	389,800	56,945,882
Consumer Staples Distribution & Retail - 0.0%
Food Retail - 0.0%
Maplebear, Inc. (b)	2,700	65,313
Diversified Telecommunication Services - 7.1%
Alternative Carriers - 2.0%
EchoStar Holding Corp. Class A (a)	1,700	17,799
GCI Liberty, Inc. Class A (c)	158,132	2
Liberty Global Ltd. Class C (b)	692,700	11,665,068
Liberty Latin America Ltd. Class C (a)	1,916,086	13,086,867
		24,769,736
Integrated Telecommunication Services - 5.1%
AT&T, Inc.	3,737,600	61,932,032
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		86,701,768
Entertainment - 20.2%
Interactive Home Entertainment - 2.4%
Roblox Corp. (a)	132,300	5,200,713
Sea Ltd. ADR (a)	334,000	12,097,480
Skillz, Inc. (a)(b)	1,330	7,927
Take-Two Interactive Software, Inc. (a)	76,300	12,070,660
		29,376,780
Movies & Entertainment - 17.8%
Atlanta Braves Holdings, Inc.	8,052	289,469
Endeavor Group Holdings, Inc.	191,300	4,650,503
Liberty Media Corp. Liberty Formula One Class A	340,062	19,495,754
Liberty Media Corp. Liberty Live Series A	12,132	399,749
Lions Gate Entertainment Corp.:
Class A (a)(b)	34,500	304,635
Class B (a)	602,034	5,033,004
Marcus Corp. (b)	339,400	4,721,054
Netflix, Inc. (a)	142,700	67,635,519
Roku, Inc. Class A (a)	267,900	27,915,180
Spotify Technology SA (a)	39,000	7,219,290
The Walt Disney Co.	579,771	53,738,974
TKO Group Holdings, Inc.	188,700	14,592,171
Warner Music Group Corp. Class A	328,600	10,879,946
		216,875,248
TOTAL ENTERTAINMENT		246,252,028
Ground Transportation - 3.7%
Passenger Ground Transportation - 3.7%
Uber Technologies, Inc. (a)	793,000	44,709,340
Interactive Media & Services - 48.0%
Interactive Media & Services - 48.0%
Alphabet, Inc. Class A (a)	1,693,200	224,399,796
Angi, Inc. (a)(b)	2,475,300	5,569,425
Match Group, Inc. (a)	423,870	13,724,911
Meta Platforms, Inc. Class A (a)	875,600	286,452,540
Pinterest, Inc. Class A (a)	681,800	23,228,926
Snap, Inc. Class A (a)	2,313,600	31,997,088
		585,372,686
IT Services - 0.7%
Internet Services & Infrastructure - 0.7%
Shopify, Inc. Class A (a)	115,700	8,425,274
X Holdings Corp. (c)(d)	17,240	490,995
		8,916,269
Media - 10.9%
Advertising - 0.0%
S4 Capital PLC (a)	929,800	537,847
Cable & Satellite - 10.9%
Altice U.S.A., Inc. Class A (a)(b)	3,859,400	8,876,620
Charter Communications, Inc. Class A (a)	128,200	51,296,666
Comcast Corp. Class A	610,400	25,569,656
DISH Network Corp. Class A (a)(b)	44,539	163,013
Liberty Broadband Corp. Class A (a)	560,923	46,522,954
		132,428,909
TOTAL MEDIA		132,966,756
Software - 0.0%
Application Software - 0.0%
Klaviyo, Inc. Class A	2,700	80,001
Wireless Telecommunication Services - 3.3%
Wireless Telecommunication Services - 3.3%
T-Mobile U.S., Inc.	265,450	39,936,953
TOTAL COMMON STOCKS (Cost $890,849,849)		1,201,946,996

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
Interactive Media & Services - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc. Series F (a)(c)(d) (Cost $3,584,075)	58,000	1,821,780

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	15,428,425	15,431,511
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	14,784,866	14,786,344
TOTAL MONEY MARKET FUNDS (Cost $30,217,855)		30,217,855

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $924,651,779)	1,233,986,631
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(15,213,580)
NET ASSETS - 100.0%	1,218,773,051

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,312,775 or 0.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series F	8/11/21	3,584,075

X Holdings Corp.	10/27/21	1,266,192

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	10,672,051	299,226,541	294,467,081	517,956	-	-	15,431,511	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	29,126,676	173,535,229	187,875,561	20,060	-	-	14,786,344	0.1%
Total	39,798,727	472,761,770	482,342,642	538,016	-	-	30,217,855

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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